INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Deferred income tax assets	$ 97.8	$ 116.7
Deferred income tax liabilities	(1,147.1)	(1,511.4)
Deferred tax (liability) asset	$ (1,049.3)	$ (1,394.7)	$ (1,749.2)